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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
__________________

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 or 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from August 1, 2007 to August 28, 2007.

Commission File Number of issuing entity: 333-136003-01

College Loan Corporation Trust II
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-136003

College Loan LLC
(Exact name of depositor as specified in its charter)

College Loan Corporation
(Exact name of sponsor as specified in its charter)

Delaware	45-6110137
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. employer identification number)

16855 W. Bernardo Drive, Suite 100, San Diego, California 92127
(Address of principal executive offices of the issuing entity) (Zip Code)

(888) 972-6311
(Telephone number, including area code)

Not Applicable
(Former name or former address, if changed since last report.)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Series 2007-1	□	□	√	□

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes √                       No □

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

See the monthly statement attached as Exhibit 99.1 hereto distributed to the Indenture Trustee on behalf of holders of College Loan Corporation Trust II, Student Loan Asset-Backed Notes.

PART II - OTHER INFORMATION

Item 9. Exhibits.

(a) 99.1 Monthly statement distributed to the Indenture Trustee on behalf of holders of College Loan Corporation Trust II, Student Loan Asset-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

College Loan LLC, as Depositor, by College Loan Corporation, as Sole Economic Member

Dated: August 28, 2007	By:	/s/ Victor Pedrosa
		Name:	Victor Pedrosa
		Title:	Senior Vice President, Finance

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly statement distributed to the Indenture Trustee on behalf of holders of College Loan Corporation Trust II, Student Loan Asset-Backed Notes.